Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.05962%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,458,176.95

Principal:
Principal Collections	$19,030,101.43
Prepayments in Full	$11,131,556.96
Liquidation Proceeds	$231,321.26
Recoveries	$189,520.94
Sub Total	$30,582,500.59
Collections	$33,040,677.54

Purchase Amounts:
Purchase Amounts Related to Principal	$284,348.11
Purchase Amounts Related to Interest	$1,422.53
Sub Total	$285,770.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,326,448.18

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,326,448.18
Servicing Fee	$479,129.56	$479,129.56	$0.00	$0.00	$32,847,318.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,847,318.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,847,318.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,847,318.62
Interest - Class A-3 Notes	$1,242,865.79	$1,242,865.79	$0.00	$0.00	$31,604,452.83
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$31,239,652.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,239,652.83
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$31,039,683.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,039,683.58
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$30,894,541.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,894,541.00
Regular Principal Payment	$28,184,847.61	$28,184,847.61	$0.00	$0.00	$2,709,693.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,709,693.39
Residual Released to Depositor	$0.00	$2,709,693.39	$0.00	$0.00	$0.00
Total		$33,326,448.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,184,847.61
Total					$28,184,847.61

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,184,847.61	$55.26	$1,242,865.79	$2.44	$29,427,713.40	$57.70
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$28,184,847.61	$17.85	$1,952,777.62	$1.24	$30,137,625.23	$19.09

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$320,739,557.63	0.6289011	$292,554,710.02	0.5736367
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$495,679,557.63	0.3139319	$467,494,710.02	0.2960814

Pool Information
Weighted Average APR	5.274%	5.312%
Weighted Average Remaining Term	36.33	35.64
Number of Receivables Outstanding	25,996	25,177
Pool Balance	$574,955,472.27	$543,824,271.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$531,935,476.08	$503,283,660.47
Pool Factor	0.3319284	0.3139560

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$40,540,611.37
Targeted Overcollateralization Amount	$76,329,561.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,329,561.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$453,872.67
(Recoveries)		85	$189,520.94
Net Loss for Current Collection Period			$264,351.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5517%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3809%
Second Prior Collection Period			1.0444%
Prior Collection Period			0.4177%
Current Collection Period			0.5671%
Four Month Average (Current and Prior Three Collection Periods)			0.6025%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,199	$13,193,992.43
(Cumulative Recoveries)			$1,971,160.36
Cumulative Net Loss for All Collection Periods			$11,222,832.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6479%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,000.00
Average Net Loss for Receivables that have experienced a Realized Loss			$5,103.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.58%	273	$8,577,575.63
61-90 Days Delinquent	0.31%	47	$1,666,543.91
91-120 Days Delinquent	0.09%	13	$471,946.43
Over 120 Days Delinquent	0.09%	18	$472,253.73
Total Delinquent Receivables	2.06%	351	$11,188,319.70

Repossession Inventory:
Repossessed in the Current Collection Period		27	$950,611.66
Total Repossessed Inventory		36	$1,302,495.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2507%
Prior Collection Period			0.2885%
Current Collection Period			0.3098%
Three Month Average			0.2830%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4801%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	117	$3,809,258.05
2 Months Extended	153	$4,823,720.65
3+ Months Extended	27	$912,616.01

Total Receivables Extended	297	$9,545,594.71
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer